Loss Per Share - Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net loss attributable to stockholders' of Teekay Corporation	$ (160,180)	$ (358,616)	$ (267,287)
Weighted average number of common shares	69,263,369	70,234,817	72,862,617
Dilutive effect of stock-based compensation
Common stock and common stock equivalents	69,263,369	70,234,817	72,862,617
Loss per common share:
Basic	$ (2.31)	$ (5.11)	$ (3.67)
Diluted	$ (2.31)	$ (5.11)	$ (3.67)